Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Sterling Capital Large Cap Value Focused Factor ETF | Bloomberg U.S. 3000® Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.21%	13.09%	14.27%
Sterling Capital Large Cap Value Focused Factor ETF | Russell 3000® Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.15%	13.15%	14.29%
Sterling Capital Large Cap Value Focused Factor ETF | Bloomberg U.S. 1000 Value® Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	16.53%	13.14%	11.07%
Sterling Capital Large Cap Value Focused Factor ETF | Sterling Capital Large Cap Value Focused Factor ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent		23.55%	15.80%	11.25%
Sterling Capital Large Cap Value Focused Factor ETF | Sterling Capital Large Cap Value Focused Factor ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		23.06%	15.36%	10.40%
Sterling Capital Large Cap Value Focused Factor ETF | Sterling Capital Large Cap Value Focused Factor ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		14.23%	12.67%	9.00%
Sterling Capital Small Cap Value Focused Factor ETF | Bloomberg U.S. 3000® Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	17.21%	13.09%	14.27%
Sterling Capital Small Cap Value Focused Factor ETF | Russell 3000® Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	17.15%	13.15%	14.29%
Sterling Capital Small Cap Value Focused Factor ETF | Bloomberg U.S. 2000 Value Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]	8.96%	10.22%	9.91%
Sterling Capital Small Cap Value Focused Factor ETF | Sterling Capital Small Cap Value Focused Factor ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent		8.46%	12.69%	8.84%
Sterling Capital Small Cap Value Focused Factor ETF | Sterling Capital Small Cap Value Focused Factor ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.97%	10.95%	7.40%
Sterling Capital Small Cap Value Focused Factor ETF | Sterling Capital Small Cap Value Focused Factor ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.85%	9.96%	6.90%
Sterling Capital Small Cap Value ETF | Bloomberg U.S. 3000® Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[5]	17.21%	13.09%	14.27%
Sterling Capital Small Cap Value ETF | Russell 3000® Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[5]	17.15%	13.15%	14.29%
Sterling Capital Small Cap Value ETF | Bloomberg U.S. 2000 Value® Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6]	8.96%	10.22%	9.91%
Sterling Capital Small Cap Value ETF | Sterling Capital Small Cap Value ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent		11.49%	10.90%	10.09%
Sterling Capital Small Cap Value ETF | Sterling Capital Small Cap Value ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.09%	5.40%	6.23%
Sterling Capital Small Cap Value ETF | Sterling Capital Small Cap Value ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.08%	7.95%	7.55%
Sterling Capital North Carolina Intermediate Tax-Free ETF | Bloomberg Municipal Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[7]	4.25%	0.80%	2.34%
Sterling Capital North Carolina Intermediate Tax-Free ETF | ICE BofA 2-17 Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[8]	5.17%	1.14%	2.31%
Sterling Capital North Carolina Intermediate Tax-Free ETF | Sterling Capital North Carolina Intermediate Tax-Free ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent		4.26%	0.38%	1.56%
Sterling Capital North Carolina Intermediate Tax-Free ETF | Sterling Capital North Carolina Intermediate Tax-Free ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.23%	0.37%	1.54%
Sterling Capital North Carolina Intermediate Tax-Free ETF | Sterling Capital North Carolina Intermediate Tax-Free ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.61%	0.78%	1.70%
Sterling Capital Virginia Intermediate Tax-Free ETF | Bloomberg Municipal Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[9]	4.25%	0.80%	2.34%
Sterling Capital Virginia Intermediate Tax-Free ETF | ICE BofA 2-17 Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[10]	5.17%	1.14%	2.31%
Sterling Capital Virginia Intermediate Tax-Free ETF | Sterling Capital Virginia Intermediate Tax-Free ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent		3.80%	0.24%	1.49%
Sterling Capital Virginia Intermediate Tax-Free ETF | Sterling Capital Virginia Intermediate Tax-Free ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.77%	0.22%	1.46%
Sterling Capital Virginia Intermediate Tax-Free ETF | Sterling Capital Virginia Intermediate Tax-Free ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.28%	0.64%	1.62%

[1]	The Bloomberg U.S. 3000® Index is the Fund’s new regulatory benchmark. Previously, the Fund’s regulatory benchmark was the Russell 3000® Index. The new regulatory benchmark represents a broad measure of market performance and is included to comply with regulatory requirements.
[2]	The Bloomberg U.S. 1000 Value® Index is the strategy index for the Fund.
[3]	The Bloomberg U.S. 3000® Index is the Fund’s new regulatory benchmark. Previously, the Fund’s regulatory benchmark was the Russell 3000® Index. The new regulatory benchmark represents a broad measure of market performance and is included to comply with regulatory requirements.
[4]	The Bloomberg U.S. 2000 Value® Index is the strategy index for the Fund.
[5]	The Bloomberg U.S. 3000® Index is the Fund’s new regulatory benchmark. Previously, the Fund’s regulatory benchmark was the Russell 3000® Index. The new regulatory benchmark represents a broad measure of market performance and is included to comply with regulatory requirements.
[6]	The Bloomberg U.S. 2000 Value® Index is the strategy index for the Fund.
[7]	The Bloomberg Municipal Bond Index is the Fund’s regulatory benchmark, which represents a broad measure of market performance and is included to comply with regulatory requirements.
[8]	The ICE BofA 2-17 Year Municipal Bond Index is the strategy index for the Fund.
[9]	The Bloomberg Municipal Bond Index is the Fund’s regulatory benchmark, which represents a broad measure of market performance and is included to comply with regulatory requirements.
[10]	The ICE BofA 2-17 Year Municipal Bond Index is the strategy index for the Fund.